Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total		$ 83,029	$ 74,653
Huaxia Bank Shanghai Branch Sales Department [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.35%
Maturity		September to October, 2024
Total		$ 14,087	11,567
China Merchants Bank Shanghai Damuqiao Branch [Member]
Short-Term Debt [Line Items]
Maturity	[1]	April to September, 2024
Total	[1]	$ 8,310	9,961
China Merchants Bank Shanghai Damuqiao Branch [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.00%
China Merchants Bank Shanghai Damuqiao Branch [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.01%
Bank of Communications Shanghai Putuo Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.79%
Maturity	[1]	January, 2024
Total	[1]	$ 7,042	7,249
Putuo Branch of Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.20%
Maturity	[1]	May, 2024
Total	[1]	$ 4,225	4,350
Bank of Dalian Shanghai Jing’an Sub-branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.80%
Maturity	[1]	November, 2024
Total	[1]	$ 4,225	4,350
China Construction Bank Shanghai Jing’an Branch [Member]
Short-Term Debt [Line Items]
Maturity	[1]	February to June, 2024
Total	[1]	$ 4,225	4,350
China Construction Bank Shanghai Jing’an Branch [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.55%
China Construction Bank Shanghai Jing’an Branch [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.65%
Bank of Beijing Shanghai Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.65%
Maturity	[1]	May, 2024
Total	[1]	$ 4,225	1,160
HSBC Bank (China) Limited Shanghai Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.85%
Maturity	[1]	March, 2024
Total	[1]	$ 4,225
China Minsheng Bank Co., LTD. Shanghai Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.80%
Maturity		August, 2024
Total		$ 4,225
Bank of China Limited Shanghai Zhabei Branch [Member]
Short-Term Debt [Line Items]
Maturity	[1]	May to November, 2024
Total	[1]	$ 4,155
Bank of China Limited Shanghai Zhabei Branch [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.20%
Bank of China Limited Shanghai Zhabei Branch [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.57%
China CITIC Bank Shanghai Pudian Road Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.50%
Maturity	[1]	January to April, 2024
Total	[1]	$ 4,085	1,435
Bank of Nanjing North Bund Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.00%
Maturity	[1]	March, 2024
Total	[1]	$ 3,521	3,625
Huangpu Branch of Bank of Shanghai [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.45%
Maturity	[1]	February, 2024
Total	[1]	$ 2,817	2,900
ICBC Shanghai Zhang Jiang high tech Park Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.35%
Maturity	[1]	December, 2024
Total	[1]	$ 2,817	2,610
Xiamen International Bank Shanghai Jinqiao Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.20%
Maturity	[1]	April, 2024
Total	[1]	$ 2,817	1,450
Bank of Ningbo Co., LTD. Shanghai Lianyang Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.30%
Maturity	[1]	June, 2024
Total	[1]	$ 2,817
Industrial Bank Co., LTD. Shanghai Pudong Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.95%
Maturity	[1]	April, 2024
Total	[1]	$ 2,817
Agricultural Bank of China Co., LTD. Shanghai Minhang Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	3.15%
Maturity	[2]	November, 2024
Total	[2]	$ 1,408
Guangfa Bank Co., LTD. Shanghai Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	3.80%
Maturity	[2]	April, 2024
Total	[2]	$ 986
China Minsheng Bank Shanghai Jiujiang Branch [Member]
Short-Term Debt [Line Items]
Maturity		January to July, 2023
Total			7,249
China Minsheng Bank Shanghai Jiujiang Branch [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.70%
China Minsheng Bank Shanghai Jiujiang Branch [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.85%
Bank of Beijing Shanghai Zhangjiang Sub-branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.80%
Maturity	[1]	December, 2023
Total	[1]		4,350
Bank of China Shanghai Gonghexin Road Sub-branch [Member]
Short-Term Debt [Line Items]
Maturity	[2]	March to November, 2023
Total	[2]		4,277
Bank of China Shanghai Gonghexin Road Sub-branch [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	3.65%
Bank of China Shanghai Gonghexin Road Sub-branch [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.22%
Industry bank Shanghai Zhijiang Branch [Member[
Short-Term Debt [Line Items]
Maturity	[1]	February, 2023
Total	[1]		2,900
Industry bank Shanghai Zhijiang Branch [Member[ | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.65%
Industry bank Shanghai Zhijiang Branch [Member[ | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.05%
Shanghai Rural Commercial Bank Minhang Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	5.20%
Maturity	[2]	June, 2023
Total	[2]		$ 870

[1]	As of December 31, 2022 and 2023, the bank borrowings of $35,234 and $54,015 were guaranteed by SunCar Online, one of subsidiaries of SunCar.
[2]	As of December 31, 2022 and 2023, the bank borrowings of $8,047 and $5,211 were guaranteed by Shengda Automobile, one of subsidiaries of SunCar.